Share-based compensation (Assumptions) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Non Executive Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed forfeiture ratios	10.00%
Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed forfeiture ratios	0.00%
2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return		2.50%	1.43%
Expected term	6 years		6 years
Volatility rate			55.70%
Dividend yield	5.00%	5.00%	5.00%
2007 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	1.82%
Expected term		5 years
Volatility rate	46.30%	40.50%
2007 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	1.92%
Expected term		6 years
Volatility rate	55.20%	41.40%
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years
Dividend yield	5.00%
2015 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	1.57%
Volatility rate	55.00%
2015 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	1.92%
Volatility rate	55.90%